UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2013 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
Lodging – 0.5%
19,000	Starwood Hotels & Resorts Worldwide, Inc.	$1,398,780

Real Estate – 2.7%
90,200	American Homes 4 Rent, Class A(b)	1,396,296
70,000	Brookfield Office Properties, Inc.	1,309,700
212,000	Forest City Enterprises, Inc., Class A(b)	4,295,120

		7,001,116

Real Estate Investment Trusts – 95.7%
	REITs—Apartments – 15.1%
91,300	American Campus Communities, Inc.	3,155,328
89,200	AvalonBay Communities, Inc.	11,154,460
82,200	BRE Properties, Inc.	4,488,942
79,900	Camden Property Trust	5,129,580
301,600	Equity Residential	15,791,776

		39,720,086

	REITs—Diversified – 10.5%
101,000	American Assets Trust, Inc.	3,362,290
87,700	Armada Hoffler Properties, Inc.	843,674
167,400	DuPont Fabros Technology, Inc.	4,159,890
174,400	Empire State Realty Trust, Inc.(b)	2,467,760
112,800	EPR Properties	5,794,536
135,600	Liberty Property Trust	5,042,964
67,900	Vornado Realty Trust	6,047,174

		27,718,288

	REITs—Health Care – 11.4%
255,500	HCP, Inc.	10,603,250
139,900	Health Care REIT, Inc.	9,072,515
157,800	Ventas, Inc.	10,294,872

		29,970,637

	REITs—Hotels – 5.2%
477,100	Host Hotels & Resorts, Inc.	8,850,205
37,300	Pebblebrook Hotel Trust	1,126,460
142,800	RLJ Lodging Trust	3,607,128

		13,583,793

	REITs—Manufactured Homes – 1.5%
104,700	Equity Lifestyle Properties, Inc.	3,977,553

	REITs—Office Property – 13.2%
70,500	Alexandria Real Estate Equities, Inc.	4,637,490
218,800	BioMed Realty Trust, Inc.	4,358,496
106,800	Boston Properties, Inc.	11,053,800
111,600	Douglas Emmett, Inc.	2,782,188
147,500	First Potomac Realty Trust	1,812,775
157,200	Kilroy Realty Corp.	8,356,752

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
	REITs—Office Property – continued
84,100	Piedmont Office Realty Trust, Inc., Class A	$1,554,168

		34,555,669

	REITs—Regional Malls – 15.0%
98,200	Macerich Co. (The)	5,814,422
192,600	Simon Property Group, Inc.	29,766,330
58,600	Taubman Centers, Inc.	3,855,294

		39,436,046

	REITs—Shopping Centers – 8.6%
71,700	Acadia Realty Trust	1,912,239
280,900	DDR Corp.	4,761,255
60,200	Federal Realty Investment Trust	6,236,720
131,000	Ramco-Gershenson Properties Trust	2,130,060
91,600	Regency Centers Corp.	4,732,056
192,400	Retail Opportunity Investments Corp.	2,847,520

		22,619,850

	REITs—Single Tenant – 1.1%
81,800	National Retail Properties, Inc.	2,813,920

	REITs—Storage – 8.8%
131,900	CubeSmart	2,409,813
129,800	Extra Space Storage, Inc.	5,969,502
88,000	Public Storage	14,693,360

		23,072,675

	REITs—Warehouse/Industrials – 5.3%
351,700	ProLogis, Inc.	14,050,415

	Total Real Estate Investment Trusts	251,518,932

	Total Common Stocks (Identified Cost $229,483,205)	259,918,828

Principal Amount
Short-Term Investments – 0.7%
$1,846,140	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2013 at 0.010% to be repurchased at $1,846,141 on 11/01/2013 collateralized by $1,895,000 U.S. Treasury Note, 1.000% due 5/31/2018 valued at $1,887,894 including accrued interest(c) (Identified Cost $1,846,140)	1,846,140

	Total Investments – 99.6% (Identified Cost $231,329,345)(a)	261,764,968
	Other Assets Less Liabilities – 0.4%	1,057,184

	Net Assets – 100.0%	$262,822,152

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At October 31, 2013, the net unrealized appreciation on investments based on a cost of $231,329,345 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,545,223
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,109,600)

Net unrealized appreciation	$30,435,623

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$259,918,828	$—	$—	$259,918,828
Short-Term Investments	—	1,846,140	—	1,846,140

Total	$259,918,828	$1,846,140	$—	$261,764,968

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2013 (Unaudited)

REITs—Apartments	15.1%
REITs—Regional Malls	15.0
REITs—Office Property	13.2
REITs—Health Care	11.4
REITs—Diversified	10.5
REITs—Storage	8.8
REITs—Shopping Centers	8.6
REITs—Warehouse/Industrials	5.3
REITs—Hotels	5.2
Real Estate	2.7
Other Investments, less than 2% each	3.1
Short-Term Investments	0.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 19, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 19, 2013